Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Transactions and Balances with Related Parties
Note 15 - Transactions and Balances with Related Parties

A.
On December 30, 2008, the Company’s shareholders approved the terms of a management services agreement entered into among the Company, Kanir Joint Investments (2005) Limited Partnership (“Kanir”), the one of the Company’s controlling shareholders, and Meisaf Blue & White Holdings Ltd. (“Meisaf”), a company controlled by the Company’s chairman of the board and controlling shareholder, effective as of March 31, 2008 (the “Previous Management Agreement”). The updated aggregate annual management fee under the Previous Management Agreement was $400 thousand.

At the annual shareholders meeting held on August 12, 2021, the Company’s shareholders approved, following the approval by the Audit and Compensation Committee and Board of Directors, an Amended and Restated Management Services Agreement, effective July 1, 2021 (the “Management Agreement”), which provides, among other things, for the payment of NIS 1,386 thousand, (approximately €394 million) per year to Meisaf in consideration for the services provided by Meisaf, including the service of Mr. Nehama as the Company Chairman of the Board in no less than a 77% position and the payment of NIS 1,800 million (approximately €511 million) per year to Kanir and Keystone R.P. Holdings and Investments Ltd., a private company wholly-owned by Mr. Ran Fridrich (“Keystone”) (in an initial allocation of NIS 0.66 million to Kanir and NIS 1.14 million to Keystone) in consideration for service provided by these entities, including the service of Mr. Fridrich as the Company Chief Executive Officer in a full-time position.

Pursuant to the Management Agreement, Meisaf, Kanir and Keystone, through their employees, officers and directors, will assist us in all aspects of the management of our company and advise as required from time to time by us, including provision of Chairman, CEO and Board services as detailed above. The Management Agreement is valid until June 30, 2024 or until its earlier termination in accordance with its terms.

The Company sub-leases a small part of its office space to a company controlled by Mr. Shlomo Nehama, the Company's chairman of the Board and a controlling shareholder, at a price per square meter based on the price that it pays under its lease agreements. This sub-lease agreement was approved by the Company's Board of Directors.

B.	Compensation to key management personnel and interested parties (including directors)

Directors and officers participate in the Company’s share option programs. For further information see Note 17 regarding share-based payments.

Compensation to key management personnel and interested parties that are employed by, or provide consulting services to, the Company:

	Year ended December 31
	2021		2020		2019
	Number of		Number of		Number of
	People	Amount	People	Amount	People (*)	Amount
		€ thousands		€ thousands		€ thousands
Short-term employee
Benefits	3	763	3	880	3	689
Post-employment
Benefits	2	61	2	62	2	56
Share-based payments	3	68	1	-	1	29

* Including retired employees that were not employed throughout the entire year.

Compensation to directors (excluding compensation paid under the Management Agreement):

	Year ended December 31
	2021		2020		2019
	Number of		Number of		Number of
	people	Amount	people	Amount	People (*)	Amount
		€ thousands		€ thousands		€ thousands
Total compensation to
directors not employed
by the Company	4	72	3	63	3	72
Share-based payments	4	10	3	34	3	9

C.	Debts and loans to related and interested parties

	The terms of the loan		Balance as at December 31		Interest income recognized in statement of income for the year ended December 31
	Interest	Linkage
	rate	base	2021	2020	2021	2020	2019
	%		€ thousands
Dori Energy	8.1 (*)	NIS+CPI	8,495	8,745	821	620	814

(*) See Note 6A